Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 03, 2022
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2021